LOANS - PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Loans - Property And Equipment
LOANS - PROPERTY AND EQUIPMENT

NOTE 11.	LOANS - PROPERTY AND EQUIPMENT

As of December 31, 2021, Brigadier had an outstanding principal balance of $377,193 due to Bank of Montreal related to the purchase of its Saskatoon office land and building. The Consolidated Balance Sheets as of December 31, 2021 and June 30, 2021 reflect the amount of the principal balance which is due within twelve months as a current liability of $14,999 and a long-term liability of $362,194. Interest expense on the mortgage loan for the three months ended December 31, 2021 and December 31, 2020 was $4,026 and $4,013, respectively. Interest expense on the mortgage loan for the six months ended December 31, 2021 and December 31, 2020 was $8,014 and $7,977 respectively. Also included as of December 31, 2021, are the short and long-term finance lease liabilities related to our subsidiary Gourmet  Foods of $20,090 and $129,196, respectively. There were no finance lease liabilities as of June 30, 2021 (refer to Note 15, Lease Committments).

NOTE 11.	LOANS - PROPERTY AND EQUIPMENT

As of June 30, 2021, Brigadier had an outstanding principal balance of CD$489,738 (approx. US$394,898 translated as of June 30, 2021) due to Bank of Montreal related to the purchase of its Saskatoon office land and building. The Consolidated Balance Sheets as of June 30, 2021 and June 30, 2020 reflect the amount of the principal balance which is due within twelve months as a current liability of US$15,094 and a long term liability of US$379,804. Interest on the mortgage loan for the year ended June 30, 2021 and 2020 was US$16,078 and US$15,986, respectively.